Prospectus Supplement

December 15, 2010

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 15, 2010 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated September 1, 2010:

Select Global Infrastructure Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved the elimination of redemption fees charged by the Select Global Infrastructure Portfolio (the "Portfolio"), effective December 28, 2010. Accordingly, the following changes to the Prospectus will become effective on December 28, 2010.

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The line item in the "Shareholder Fees" table in the section of the Prospectus titled "Portfolio Summary—Fees and Expenses" relating to the redemption fee is hereby deleted.

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The penultimate paragraph and the first three sentences of the last paragraph in the section of the Prospectus titled "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" are hereby deleted.

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The penultimate sentence in the last paragraph in the section of the Prospectus titled "Shareholder Information—How To Redeem Class I, Class P and Class L Shares—Exchange Privilege" is hereby deleted.

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The penultimate paragraph and the first three sentences of the last paragraph in the section of the Prospectus titled "Shareholder Information—How To Redeem Class H Shares" are hereby deleted.

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The penultimate sentence in the last paragraph in the section of the Prospectus titled "Shareholder Information—How To Redeem Class H Shares—Exchange Privilege" is hereby deleted.

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The first sentence in the last paragraph in the section of the Prospectus titled "Shareholder Information—Frequent Purchases and Redemptions of Shares" is hereby deleted and replaced with the following:

"With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary's customers."

Please retain this supplement for future reference.

MSIFSGISPT 12/10

Statement of Additional Information Supplement

December 15, 2010

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 15, 2010 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated September 1, 2010:

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved the elimination of redemption fees charged by the Select Global Infrastructure Portfolio (the "Portfolio"), effective December 28, 2010. Accordingly, the following changes to the Statement of Additional Information will become effective on December 28, 2010.

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The second paragraph under the section of the Statement of Additional Information entitled "Redemption of Shares" is hereby deleted and replaced with the following:

"Class I, Class P and Class L shares of the Portfolio, if offered, may be redeemed at any time at the net asset value per share next determined after receipt by the Fund or its designee of a redemption order as described under "Methods of Redemption" and "Investment through Financial Intermediaries," which may be more or less than the purchase price of your shares. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first. See the Prospectus for additional information about redeeming shares of the Portfolio."

Please retain this supplement for future reference.

Prospectus Supplement

December 15, 2010

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 15, 2010 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated October 29, 2010:

Advantage Portfolio
Opportunity Portfolio
Global Opportunity
Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved the elimination of redemption fees charged by the Global Opportunity Portfolio (the "Portfolio"), effective December 28, 2010. Accordingly, the following changes to the Prospectus will become effective on December 28, 2010.

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The line item in the "Shareholder Fees" table in the section of the Prospectus titled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses" relating to the redemption fee is hereby deleted.

***

The penultimate paragraph and the first three sentences of the last paragraph in the section of the Prospectus titled "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" are hereby deleted.

***

The penultimate sentence in the last paragraph in the section of the Prospectus titled "Shareholder Information—How To Redeem Class I, Class P and Class L Shares—Exchange Privilege" is hereby deleted.

***

The penultimate paragraph and the first three sentences of the last paragraph in the section of the Prospectus titled "Shareholder Information—How To Redeem Class H Shares" are hereby deleted.

***

The fifth and penultimate sentences in the last paragraph in the section of the Prospectus titled "Shareholder Information—How To Redeem Class H Shares—Exchange Privilege" are hereby deleted.

***

The first sentence in the last paragraph in the section of the Prospectus titled "Shareholder Information—Frequent Purchases and Redemptions of Shares" is hereby deleted and replaced with the following:

"With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary's customers."

Please retain this supplement for future reference.

  IFTEQ1SPT 12/10

Statement of Additional Information Supplement

December 15, 2010

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 15, 2010 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated October 29, 2010:

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved the elimination of redemption fees charged by the Global Opportunity Portfolio (the "Portfolio"), effective December 28, 2010. Accordingly, the following changes to the Statement of Additional Information will become effective on December 28, 2010.

***

The second paragraph under the section of the Statement of Additional Information entitled "Redemption of Shares" is hereby deleted and replaced with the following:

"Class I, Class P and Class L shares of the Portfolio, if offered, may be redeemed at any time at the net asset value per share next determined after receipt by the Fund or its designee of a redemption order as described under "Methods of Redemption" and "Investment through Financial Intermediaries," which may be more or less than the purchase price of your shares. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first. See the Prospectus for additional information about redeeming shares of the Portfolio."

Please retain this supplement for future reference.